Stock-Based Compensation	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Stock-Based Compensation [Abstract]
Stock-Based Compensation

(7) Stock-Based Compensation

Stock Option and Stock Issuance Plans

The Company has established three equity plans: the Ceres, Inc. 2000 Stock Option/Stock Issuance Plan (2000 Plan), the Ceres, Inc. 2010 Stock Option/Stock Issuance Plan (2010 Plan) and the Amended and Restated Ceres, Inc. 2011 Equity Incentive Plan (2011 Plan, and collectively with the 2000 Plan and the 2010 Plan, Equity Plans). The Equity Plans provide for grants of Incentive Stock Options (ISOs) to employees and Nonqualified Stock Options (NSOs), stock and restricted stock to employees, directors, and consultants. In addition, the 2011 Plan provides for the grant of other equity based awards such as restricted stock units, stock appreciation rights and deferred stock to employees, directors and consultants. The option term, as determined by the Company's Board of Directors, may not exceed ten years. Vesting, also determined by the Company's Board of Directors, generally occurs ratably over four to five years. ISOs and NSOs may be granted at a price per share not less than the fair market value at the date of grant.

Stock-based compensation expense included in operating expenses are as follows:

	Nine months ended
	May 31,
	2015	2014
Stock-based compensation expense	$1,780	$2,804
Fair value changes of collaboration warrants	(3)	(4)
	$1,777	$2,800

There were no stock options exercised during the nine months ended May 31, 2015 and 2014.

Stock Option Activity

The following table summarizes the stock option transactions under the Equity Plans during the nine months ended May 31, 2015:

	Shares	Weighted Average Exercise Price
Options outstanding at August 31, 2014	396,504	$46.62
Options granted	40,643	3.80
Options forfeited	(14,065)	37.37
Options outstanding at May 31, 2015	423,082	$42.82

No tax benefits have been recorded on compensation costs recognized for options exercised. As of May 31, 2015, there was $2,005 of total unrecognized compensation cost related to stock options. That cost is expected to be recognized over a weighted average of 1.23 years. The Company's policy is to issue new shares for options exercised.

Restricted Stock Activity

The following summarizes the restricted stock transactions under the Equity Plans during the nine months ended May 31, 2015:

	Shares	Weighted Average Grant Date Fair Value
Restricted stock outstanding and unvested at August 31, 2014	37,818	$32.58
Restricted stock granted	9,125	4.20
Restricted stock vested	(7,051)	45.14
Restricted stock forfeited	(2,650)	5.57
Restricted stock outstanding and unvested at May 31, 2015	37,242	$25.17

As of May 31, 2015, there was $146 of total unrecognized compensation cost related to restricted stock awards. That cost is expected to be recognized over a weighted average of 1.0 years.

Stock Activity

There were no stock grants during the nine months ended May 31, 2015. During the fiscal year 2014, the Company granted 2,288 shares of common stock under the 2011 Plan with a fair market value of $7.28 per share. The Company recorded $16.7 of expense related to this stock grant.

(7) Stock-Based Compensation

Equity Plans

The Company has established three equity plans: the Ceres, Inc. 2000 Stock Option/Stock Issuance Plan (2000 Plan), the Ceres, Inc. 2010 Stock Option/Stock Issuance Plan (2010 Plan) and the Amended and Restated Ceres, Inc. 2011 Equity Incentive Plan (2011 Plan, and collectively with the 2000 Plan and the 2010 Plan, the Equity Plans). The Equity Plans provide for grants of Incentive Stock Options (ISOs) to employees and Nonqualified Stock Options (NSOs), stock and restricted stock to employees, directors, and consultants. In addition, the 2011 Plan provides for the grant of other equity based awards such as restricted stock units, stock appreciation rights and deferred stock to employees, directors and consultants. The option term, as determined by the Company's Board of Directors, may not exceed ten years. Vesting, also determined by the Company's Board of Directors, generally occurs ratably over four to five years. ISOs and NSOs may be granted at a price per share of not less than the fair market value at the date of grant.

During September 2012, the Company modified options to purchase 50,416 shares of common stock that were scheduled to expire on December 18, 2012 by extending the terms such that the options now expire on December 18, 2015. A modification charge of $157 was recorded in September 2012.

The total number of shares reserved for issuance under the Equity Plans is 844,374. At the Company's 2013 Annual Meeting of Stockholders, the stockholders approved the amendment and restatement of the Ceres, Inc. 2011 Equity Incentive Plan, which increased the maximum aggregate number of shares that may be issued under the plan by 187,500 shares and prohibits the re-pricing of stock options without stockholder approval. As of August 31, 2014, the Company had 155,190 shares available under the 2011 Plan for future grant. The Company does not intend to make further grants under the 2000 Plan or the 2010 Plan.

Stock Option Valuation and Compensation

The Company uses a Black Scholes option pricing model to determine the fair value of stock options. The weighted average grant date fair value of stock option awards was $7.28, $21.12 and $83.20 per option share for 2014, 2013, and 2012, respectively.

The weighted average grant date estimated fair value of the Company's common stock was $10.24, $29.04 and $115.52 per share for 2014, 2013, and 2012, respectively.

The fair value of employee stock options was estimated using the following weighted-average assumptions:

	Year ended August 31,
	2014	2013	2012
Expected term (in years)	5.50-6.08	5.50-6.08	5.50-6.46
Expected volatility	83%-87%	87%-88%	78%-81%
Risk free interest rate	1.62%-2.04%	0.82%-1.96%	0.88%-1.35%
Expected dividend yield	0%	0%	0%

Expected Term — Because of limited employee share option exercises, the Company uses a simplified method in which the expected term of an award is presumed to be mid-point between the vesting date and the expiration date of the award. The expected term for all employee option grants is an average of 3.06 years.

Expected Volatility — The Company estimates the volatility of its common stock by using the historical volatility of a group of comparable companies over the option's expected term. The decision to use historical volatility of comparable companies was based upon the fact there is limited history of trading activity of the Company's common stock.

Risk-Free Interest Rate — The Company bases the risk-free interest rate used in the option valuation model on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options.

Expected Dividend Yield — The Company does not anticipate paying any cash dividends in the foreseeable future.

Stock-based compensation expense included in operating expenses and total intrinsic value of stock options exercised are as follows:

	Year ended August 31,
	2014	2013	2012
Stock-based compensation costs for employee stock options	$3,074	$3,624	$2,464
Fair value changes of collaboration warrants	(6)	(314)	(555)
Total stock-based compensation costs included in operating expenses	$3,068	$3,310	$1,909
Intrinsic value of stock options exercised	$-	$79	$3,573

Stock Option Activity

The following summarizes the stock option transactions under the Equity Plans during the periods presented:

		Weighted
		Average
	Shares	Exercise Price
Options outstanding at August 31, 2012	347,199	$63.36
Options granted	39,383	29.04
Options exercised	(2,979)	18.88
Options forfeited	(34,773)	62.96
Options outstanding at August 31, 2013	348,830	59.92
Options granted	98,004	10.16
Options forfeited	(50,330)	67.6
Options outstanding at August 31, 2014	396,504	$46.62

The following table summarizes information about stock options outstanding and exercisable at August 31, 2014:

		Remaining	Weighted-	Number	Remaining	Weighted-
	Number	Contractual	Average	Vested and	Contractual	Average
Range of Exercise Price	Outstanding	Life	Exercise Price	Exercisable	Life	Exercise Price

$5.04 - $12.16	97,994	9.15	$10.16	41,681	9.09	$10.40
$14.40 - $15.60	51,624	1.27	$15.60	51.624	1.27	$15.60
$26.24 - $45.68	60,603	4.75	$29.44	41,351	3.02	$30.40
$53.28 - $71.76	106,759	4.68	$54.96	102,862	4.59	$54.88
$96.80 - $137.28	79,636	7.27	$113.28	46,280	7.24	$114.08
	396,616			283,798

No tax benefits were recorded on compensation costs recognized during the years ended August 31, 2014 and 2013. The tax benefit realized from options exercised during the year ended August 31, 2012 was $32. As of August 31, 2014 and 2013, there were $2,993 and $5,389 of total unrecognized compensation cost related to stock options respectively. That cost is expected to be recognized over a weighted average 2.14 years. The Company's policy is to issue new shares for options exercised.

Restricted Stock Activity

The following summarizes the restricted stock transactions under the Equity Plans for the periods presented:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Restricted stock outstanding and unvested at August 31, 2012	5,048	$96.80
Restricted stock granted	36,046	$41.92
Restricted stock vested	(2,387)	$91.36
Restricted stock forfeited	(2,396)	$70.48
Restricted stock outstanding and unvested at August 31, 2013	36,311	$44.40
Restricted stock granted	41,032	$10.48
Restricted stock vested	(32,877)	$16.96
Restricted stock forfeited	(6,648)	$38.00
Restricted stock outstanding and unvested at August 31, 2014	37,818	$32.58

As of August 31, 2014, there was $458 of total unrecognized compensation cost related to restricted stock awards. That cost is expected to be recognized over a weighted average of 1.13 years.

Stock Activity

During the fiscal year 2014, the Company granted 2,288 shares of common stock under the 2011 Plan with a fair market value of $7.28 per share. The Company recorded $16.7 of expense related to this stock grant. During fiscal year 2013, the Company granted 7,500 shares of common stock under the 2011 Plan with a fair market value of $26.64 per share. The Company recorded $200 of expense in the year ended August 31, 2013 related to this stock grant